Label	Element	Value
Muhlenkamp Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Muhlenkamp Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES
(the “Trust”)

Muhlenkamp Fund
(the “Fund”)

Supplement dated March 1, 2023, to the
Summary Prospectus and Prospectus
each dated April 30, 2022

As disclosed in the Fund’s current summary prospectus and prospectus, Muhlenkamp & Company, Inc., the Fund’s investment adviser, has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure the Fund’s Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets through at least April 30, 2023.

Effective May 1, 2023, the Fund’s contractual expense limit will change from an annual rate of 1.10% to 1.20% of the Fund’s average annual net assets.

Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock

This supplement should be retained with your Summary Prospectus and Prospectus for future reference.

Muhlenkamp Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MUHLX